Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use assets
Schedule of right-of-use assets

	Properties	Equipment	Total
At December 31, 2019
Opening net book amount	—	—	—
Adoption of IFRS16 as at January 1, 2019	483,350	61,160	544,510
Additions	308,987	13,541	322,528
Depreciation charge	(296,656)	(27,487)	(324,143)
Exchange differences	445	—	445
Closing net book amount	496,126	47,214	543,340

At December 31, 2019
Cost	792,337	74,701	867,038
Accumulated depreciation	(296,211)	(27,487)	(323,698)
Net book value	496,126	47,214	543,340